Summary of Significant Accounting Policies (Details) - Schedule of Operating Segments	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Insurance brokerage service [Member] | Distribution Business [Member]
Business Combination Segment Allocation [Line Items]
Scope of Service		Facilitating the placement of insurance, investment, real estate and other financial products and services to our customers, through licensed brokers, in exchange for initial and ongoing commissions received from product providers, including insurance companies, fund houses and other product specialists.
Asset management service [Member] | Platform Business [Member]
Business Combination Segment Allocation [Line Items]
Scope of Service		Providing access to financial products and services to licensed brokers.
Asset Management Service One [Member] | Platform Business One [Member]
Business Combination Segment Allocation [Line Items]
Scope of Service		Providing operational support for the submission and processing of product applications.
Asset Management Service Two [Member] | Platform Business Two [Member]
Business Combination Segment Allocation [Line Items]
Scope of Service		Providing supporting tools for commission calculations, customer engagement, sales team management, customer conversion, etc.
Asset Management Service Three [Member] | Platform Business Three [Member]
Business Combination Segment Allocation [Line Items]
Scope of Service		Providing training resources and materials.
Asset Management Service Four [Member] | Platform Business Four [Member]
Business Combination Segment Allocation [Line Items]
Scope of Service		Facilitating the placement of investment products for the fund and/or product provider, in exchange for the fund management services
Money lending service [Member] | Platform Business [Member]
Business Combination Segment Allocation [Line Items]
Scope of Service	Providing the lending services whereby the Company makes secured and/or unsecured loans to creditworthy customers.
Money lending service [Member] | Platform Business Five [Member]
Business Combination Segment Allocation [Line Items]
Scope of Service		Providing the lending services whereby the Company makes secured and/or unsecured loans to creditworthy customers
Real estate agency service [Member] | Platform Business [Member]
Business Combination Segment Allocation [Line Items]
Scope of Service	Solicitation of real estate sales for the developers, in exchange for commissions.
Real estate agency service [Member] | Platform Business Six [Member]
Business Combination Segment Allocation [Line Items]
Scope of Service		Solicitation of real estate sales for the developers, in exchange for commissions
Investment Holding [Member] | Fintech Business [Member]
Business Combination Segment Allocation [Line Items]
Scope of Service	Managing an ensemble of fintech investments.	Managing an ensemble of fintech investments
Investment Holding [Member] | Healthcare Business [Member]
Business Combination Segment Allocation [Line Items]
Scope of Service	Managing an ensemble of healthcare-related investments.	Managing an ensemble of healthcare-related investments